DEBT OBLIGATIONS (Detaits Narrative 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Sep. 03, 2013
Loan principal balance	$ 3,030,490
Golf
Amount of debt subject to working capital hold-back	7,500
Maximum interest that may be paid on working capital hold-back	2,500
First Lien Loan | Golf
Variable interest rate basis description	LIBOR
Variable Interest Rate Spread	4.00%
Loan principal balance	54,500
Principal funded	46,900
LIBOR Floor	0.50%
Derivative, maximum spread	4.79%
Notional Balance of Derivative Assets	94,000
Second Lien Loan | Golf
Loan principal balance	105,600
Unhedged Weighted Average Funding Cost - Rate	5.50%
Gatehouse | Term Loan A
Loan principal balance	25,000
Gatehouse | Term Loan B
Loan principal balance	50,000
Gatehouse | Revolving Credit Facility
Line of credit agreement maximum borrowing capacity	40,000
Gatehouse | Secured Lien Credit Facility
Line of credit agreement maximum borrowing capacity	50,000
Variable interest rate basis description	LIBOR
Variable Interest Rate Spread	11.00%
Variable interest rate basis description, alternative	Base Rate
Variable Interest Rate Spread, alternative	10.00%
Principal payments due, Tranche 1	900
Principal payments due, Tranche 2	1,300
Principal payments due, Tranche 3	2,000
Frequency of payments	Quarterly
Percentage of excess cash flow to be paid - alternative 1	100.00%
Minimum leverage Ratio - alternative 1	275.00%
Percentage of excess cash flow to be paid - alternative 1	50.00%
Maximum leverage Ratio - alternative 2	275.00%
Minimum leverage Ratio 2 - alternative 2	250.00%
Percentage of excess cash flow to be paid - alternative 3	0.00%
Maximum leverage Ratio - alternative 3	250.00%
Debt covenant - Maximum leverage ratio	325.00%
Debt covenant - Minimum Fixed Charge Coverage Ratio	100.00%
Dow Jones Local Media Group | Senior Secured Term Loan
Senior Secured Term Loan		33,000
Dow Jones Local Media Group | Revolving Credit Facility
Line of credit agreement maximum borrowing capacity		10,000
Sub-facility letters of credit maximum borrowing capacity		3,000
Sub-facility swing loans maximum borrowing capacity		4,000
Variable interest rate basis description	LIBOR
Variable Interest Rate Spread	6.50%
Variable interest rate basis description, alternative	Base Rate
Variable Interest Rate Spread, alternative	5.50%
Monthly commitment fee on unused portion	0.75%
Annual fee on outstanding letters of credit	6.00%
Principal payments due, Tranche 1	200
Principal payments due, Tranche 2	$ 400
Frequency of payments	Quarterly
Percentage of excess cash flow to be paid - alternative 1	100.00%
Minimum leverage Ratio - alternative 1	200.00%
Percentage of excess cash flow to be paid - alternative 1	50.00%
Maximum leverage Ratio - alternative 2	200.00%
Minimum leverage Ratio 2 - alternative 2	175.00%
Percentage of excess cash flow to be paid - alternative 3	0.00%
Maximum leverage Ratio - alternative 3	175.00%
Percentage of Extraordinary Receipts that must be prepaid	100.00%
Percentage of Specified Equity Contributions that must be prepaid	100.00%
Debt covenant - Maximum leverage ratio	250.00%
Debt covenant - Minimum Fixed Charge Coverage Ratio	200.00%